Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Capital Commitments for Construction of Property and Purchase of Property and Purchase of Land	As of December 31, 2014, capital commitments for construction of property and purchase of land use right are as follows:

Year 2015	$97,436
Year 2016 and thereafter	—

$97,436

Future Minimum Rental Lease Payments	Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2015	$536
Year 2016	538
Year 2017	357
Year 2018	—
Year 2019 and thereafter	—

$1,431